Loans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans
Loans	$ 345,064	$ 332,111	$ 323,534			$ 324,311				$ 345,064	$ 323,534	$ 332,111	$ 324,311
Activity in the allowance for loan losses
Balance at the beginning of the period	4,439	4,695	4,742		4,699				4,911	4,621	4,699	4,699	4,911	4,854
Provision for loan losses	129	80	115	71	230	310	360	390	360	379	416	496	1,420	1,878
Charged off loans	(285)		(189)							(808)	(496)	(742)	(1,696)	(1,948)
Recoveries	40		27							131	76	168	64	127
Balance at end of the period	4,323	4,621	4,695	4,742		4,699				4,323	4,695	4,621	4,699	4,911
Commercial, financial and agricultural
Loans
Loans	19,940	20,924				20,608				19,940		20,924	20,608
Real estate: Construction
Loans
Loans	16,110	13,052	11,739			11,767				16,110	11,739	13,052	11,767
Activity in the allowance for loan losses
Balance at the beginning of the period	25								905				905
Provision for loan losses	2									27			(905)
Balance at end of the period	27									27
Real estate: Mortgage-residential
Loans
Loans	37,506	38,892	36,861			38,337				37,506	36,861	38,892	38,337
Fair value of residential mortgage loans held for sale	2,500	9,700								2,500		9,700
Activity in the allowance for loan losses
Balance at the beginning of the period	319		599		514				465	235	514	514	465
Provision for loan losses	7		(26)							65	80	(253)	230
Charged off loans	(8)		(82)							(44)	(112)	(112)	(186)
Recoveries	2		1							64	10	86	5
Balance at end of the period	320	235	492			514				320	492	235	514
Real estate: Mortgage-residential | Minimum
Loans
Number of business days to transfer the loans to investors after the receipt of funds										3 days
Real estate: Mortgage-residential | Maximum
Loans
Number of business days to transfer the loans to investors after the receipt of funds										7 days
Real estate: Mortgage-commercial
Loans
Loans	237,934	226,575	223,595			220,288				237,934	223,595	226,575	220,288
Activity in the allowance for loan losses
Balance at the beginning of the period	1,082		1,313		1,475				1,404	1,322	1,475	1,475	1,404
Provision for loan losses	421		(162)							578	(146)	140	932
Charged off loans	(207)		(67)							(604)	(245)	(293)	(861)
Balance at end of the period	1,296	1,322	1,084			1,475				1,296	1,084	1,322	1,475
Consumer: Home equity
Loans
Loans	26,011	27,173	26,778			27,976				26,011	26,778	27,173	27,976
Activity in the allowance for loan losses
Balance at the beginning of the period	226		445		521				325	400	521	521	325
Provision for loan losses	(57)		(69)							(188)	(147)	(124)	476
Charged off loans	(23)									(67)			(285)
Recoveries	2		1							3	3	3	5
Balance at end of the period	148	400	377			521				148	377	400	521
Consumer: Other
Loans
Loans	7,563	5,495	5,092			5,335				7,563	5,092	5,495	5,335
Activity in the allowance for loan losses
Balance at the beginning of the period	96		45		57				88	17	57	57	88
Provision for loan losses	9		4							119	16	2	45
Charged off loans	(25)		(14)							(64)	(51)	(79)	(99)
Recoveries	25		18							33	31	37	23
Balance at end of the period	$ 105	$ 17	$ 53			$ 57				$ 105	$ 53	$ 17	$ 57